FOREIGN EXCHANGE - Detail of Gain (Loss) on Foreign Exchange (Details) $ in Thousands, $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Effect Of Changes In Foreign Exchange Rates [Abstract]
Foreign exchange forward purchase contracts terminated	$ 62.5
Unrealized gain (loss) on foreign exchange		$ (18,617)	$ 22,165	$ 9,939
Unrealized gain (loss) on foreign exchange contracts		3,422	(3,867)	(2,021)
Total Unrealized gain (loss) on foreign exchange		(15,195)	18,298	7,918
Realized gain (loss) on foreign exchange		(8,296)	(797)	277
Gain (loss) on foreign exchange		$ (23,491)	$ 17,501	$ 8,195